Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000162358 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1]
C000162358 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1]
C000162358 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000162358 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
C000162358 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000162358 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000162358 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%	[1]
C000162358 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000162358 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000162358 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000162358 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000162358 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000162358 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000162358 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162358 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162358 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000162358 [Member] | Government Obligation Bond Limited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000172840 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | CapitaLand Ascendas REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172840 [Member] | Telstra Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172840 [Member] | CapitaLand Integrated Commercial Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172840 [Member] | Hong Kong And China Gas Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172840 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000172840 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000172840 [Member] | Klepierre S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000172840 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172840 [Member] | SoftBank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172840 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172840 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172840 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172840 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000172840 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172840 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000172840 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172840 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000172840 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172840 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000172841 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172841 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172841 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172841 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172841 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172841 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172841 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172841 [Member] | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172841 [Member] | Gen Digital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172841 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000172841 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000172841 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000172841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000172841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000172841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000172841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000172841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000172841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000187865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000187865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
C000187865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[2]
C000187865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[2]
C000187865 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000187865 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[2]
C000187865 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000187865 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000187865 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000187865 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000187865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000187865 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000187865 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000187865 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000187865 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000187865 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000205579 [Member] | SP 1 MIGI short term [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000205579 [Member] | SP 1 Plus short term [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[3]
C000205579 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000205579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[3]
C000205579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[3]
C000205579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[3]
C000205579 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000205579 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[3]
C000205579 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000205579 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205579 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000205579 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205579 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000205579 [Member] | Local Housing [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000205579 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205579 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000205579 [Member] | Government Obligation Bond Limited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000205579 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000205581 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000205581 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[4]
C000205581 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%	[4]
C000205581 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[4]
C000205581 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000205581 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000205581 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[4]
C000205581 [Member] | MIG3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000205581 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205581 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000205581 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000205581 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000205581 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000205581 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205581 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000205581 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000205581 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000216993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000216993 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[5]
C000216993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000216993 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218390 [Member] | Phillips Edison And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218390 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218390 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218390 [Member] | NNN REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218390 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218390 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218390 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218390 [Member] | Four Corners Property Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218390 [Member] | Starwood Property Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218390 [Member] | Hanover Insurance Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000218390 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000218390 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000218390 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218390 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000218390 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000218390 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000218390 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218390 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000218390 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218390 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000223991 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000223991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[6]
C000223991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%	[6]
C000223991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%	[6]
C000223991 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[6]
C000223991 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000223991 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[6]
C000223991 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000223991 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000223991 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000223991 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223991 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000223991 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000223991 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000223991 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000223991 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000223991 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%

[1]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[5]	Includes unrealized appreciation (depreciation) on swap contracts.
[6]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.